Significant accounting policies (Details) - Schedule of estimated useful lives for the current period	12 Months Ended
Dec. 31, 2019
Frequency usage right [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives for the current period [Line Items]
Amortization methods and estimated useful lives	Over the license period up to 2028
Computer programs and software licenses [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives for the current period [Line Items]
Amortization methods and estimated useful lives	3-10 years depending on the term of the license period or the estimated time of use of the software